18. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Consulting fees	$ 120,000	$ 218,936	$ 0
Management and consulting fees	270,000	175,000	150,000
Professional fees	120,000	89,000	37,440
Share-based compensation	58,158	41,383	289,008
Related Party Expenses	$ 568,159	$ 524,319	$ 476,448